Related Party Transactions	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

a) Two of the Partnership’s LNG carriers, the Arctic Spirit and Polar Spirit, are employed on long-term charter contracts with subsidiaries of Teekay Corporation. In addition, the Partnership and certain of its operating subsidiaries have entered into service agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide the Partnership and its subsidiaries with administrative, commercial, crew training, advisory, business development, technical and strategic consulting services. The Partnership also has an agreement with a subsidiary of Teekay Corporation whereby Teekay Corporation’s subsidiary will, on behalf of the Partnership, provide shipbuilding supervision and crew training services for the four LNG carrier newbuildings in the Partnership’s joint venture with China LNG, CETS Investment Management (HK) Co. Ltd. and BW LNG Investments Pte. Ltd. (or the BG Joint Venture), up to their delivery dates. All costs incurred by these Teekay Corporation’s subsidiaries related to these services are charged to the Partnership and recorded as part of vessel operating expenses and general and administrative expenses. Finally, the Partnership reimburses the General Partner for expenses incurred by the General Partner that are necessary for the conduct of the Partnership’s business. Such related party transactions were as follows for the periods indicated:

	Three Months Ended		Nine Months Ended
	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
	$	$	$	$
Revenues (i)	9,429	7,727	28,075	27,735
Vessel operating expenses	(5,107)	(4,714)	(15,023)	(14,337)
General and administrative expenses (ii)	(3,437)	(3,658)	(8,666)	(11,326)
General and administrative expenses deferred and capitalized (iii)	(116)	—	(442)	—

(i) Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of 10 years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).

(ii) Includes commercial, strategic, advisory, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the Partnership's General Partner for costs incurred on the Partnership’s behalf.

(iii) Includes the Partnership's proportionate costs associated with the Bahrain LNG Joint Venture including pre-operation, engineering and financing-related expenses, which are recorded as part of investments in and advances to equity accounted joint ventures in the Partnership's consolidated balance sheets.

b) As at September 30, 2016 and December 31, 2015, non-interest bearing advances to affiliates totaled $15.6 million and $13.0 million, respectively, and non-interest bearing advances from affiliates totaled $13.1 million and $23.0 million, respectively. These advances are unsecured and have no fixed repayment terms. Affiliates are entities that are under common control.

c) The Partnership’s Suezmax tanker the Toledo Spirit operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The time-charter contract ends in August 2025, although the charterer has the right to terminate the time-charter in July 2018. The Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership as a result of spot rates being in excess of the fixed rate. The amounts receivable or payable to Teekay Corporation are settled annually (see Notes 3 and 10).

d) The Partnership entered into services agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide the Partnership with shipbuilding and site supervision services relating to the nine LNG carrier newbuildings the Partnership has ordered (December 31, 2015 – 11 LNG carrier newbuildings). These costs are capitalized and included as part of advances on newbuilding contracts in the Partnership’s consolidated balance sheets. For the three and nine months ended September 30, 2016 and 2015, the Partnership incurred shipbuilding and site supervision costs of $2.1 million, $7.0 million, $1.1 million and $2.6 million, respectively.